GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
GOING CONCERN
Accumulated deficit	$ (10,689,228)				$ (10,689,228)		$ (9,950,869)
Net income (loss)	(289,909)	$ 34,791	$ (17,435)		$ (255,118)	$ (20,689)	(20,426)	$ (399,918)
Net loss	$ (137,117)	$ 7,752	$ (17,435)	$ (3,254)			$ (20,426)	$ (399,918)